Joint Venture - Additional Information (Details) $ in Thousands				12 Months Ended
	Dec. 31, 2022 USD ($)	Apr. 06, 2020 USD ($)	Oct. 26, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Joint Venture [Line Items]
Other income				$ 613	$ 2,148
MCube Hong Kong Limited [Member]
Joint Venture [Line Items]
Ownership Percentage		60.00%
Golden Maple, Inc [Member]
Joint Venture [Line Items]
Payment for joint venture		$ 8,300
Foreign exchange currency rate		14
Qingdao Microelectronics Innovation Center Co., Ltd [Member]
Joint Venture [Line Items]
Ownership Percentage		26.00%
Payment for joint venture			$ 16,500
Foreign exchange currency rate			30
Qingdao Hygealeo Technology Co. Ltd [Member]
Joint Venture [Line Items]
Ownership Percentage			70.00%
Proceed from Joint Venture	$ 7,900
Other income				$ 100	$ 300